Summary of Revenues for Segments and Corporate and Other Activities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 2,303	$ 2,467	$ 2,456	$ 2,402	$ 2,315	$ 2,510	$ 2,426	$ 2,532	$ 2,455	$ 9,640	$ 9,923	$ 9,716
Life Insurance
Segment Reporting Information [Line Items]
Revenues	494				373					1,926	2,042	1,778
Long-term Care Insurance
Segment Reporting Information [Line Items]
Revenues	775				775					3,207	3,002	2,834
Fixed Annuities
Segment Reporting Information [Line Items]
Revenues	252				294					1,117	1,086	1,174
U.S. Life Insurance
Segment Reporting Information [Line Items]
Revenues	1,521				1,442					6,250	6,130	5,786
Canada Mortgage Insurance
Segment Reporting Information [Line Items]
Revenues	192				198					786	823	796
Australia Mortgage Insurance
Segment Reporting Information [Line Items]
Revenues	143				133					567	612	496
Other Countries
Segment Reporting Information [Line Items]
Revenues	10				15					55	72	80
International Mortgage Insurance
Segment Reporting Information [Line Items]
Revenues	345				346					1,408	1,507	1,372
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Revenues	154				188					676	702	733
International Protection
Segment Reporting Information [Line Items]
Revenues	205				218					822	1,022	1,112
Runoff
Segment Reporting Information [Line Items]
Revenues	43				133					381	525	665
Corporate and Other
Segment Reporting Information [Line Items]
Revenues	$ 35				$ (12)					$ 103	$ 37	$ 48